Other disclosures - Risk Management and Principal Risks - Measurement uncertainty and sensitivity analysis - Scenario probability weighting and Macroeconomic variables for US Downward scenario (audited) (Details)
		Dec. 31, 2018	Sep. 30, 2018	Jan. 01, 2018
Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		9.00%
Upside 2 [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		18.00%
Upside 2 [member] | GDP [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	4.50%		4.50%
Upside 2 [member] | GDP [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	4.80%		6.70%
Upside 2 [member] | GDP [member] | US Downward Scenario [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting			4.50%
Upside 2 [member] | GDP [member] | US Downward Scenario [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting			4.80%
Upside 2 [member] | Unemployment [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	3.40%		3.90%
Upside 2 [member] | Unemployment [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	3.00%		3.20%
Upside 2 [member] | Unemployment [member] | US Downward Scenario [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting			3.40%
Upside 2 [member] | Unemployment [member] | US Downward Scenario [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting			3.00%
Upside 2 [member] | HPI [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[3]	46.40%		52.90%
Upside 2 [member] | HPI [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[3]	36.90%		32.10%
Upside 2 [member] | HPI [member] | US Downward Scenario [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting			46.40%
Upside 2 [member] | HPI [member] | US Downward Scenario [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting			36.90%
Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		24.00%
Upside 1 [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		33.00%
Upside 1 [member] | GDP [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	3.10%		3.20%
Upside 1 [member] | GDP [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	3.70%		4.60%
Upside 1 [member] | GDP [member] | US Downward Scenario [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting			3.10%
Upside 1 [member] | GDP [member] | US Downward Scenario [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting			3.70%
Upside 1 [member] | Unemployment [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	3.90%		4.10%
Upside 1 [member] | Unemployment [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	3.40%		3.50%
Upside 1 [member] | Unemployment [member] | US Downward Scenario [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting			3.90%
Upside 1 [member] | Unemployment [member] | US Downward Scenario [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting			3.40%
Upside 1 [member] | HPI [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[3]	32.60%		36.70%
Upside 1 [member] | HPI [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[3]	30.20%		27.30%
Upside 1 [member] | HPI [member] | US Downward Scenario [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting			32.60%
Upside 1 [member] | HPI [member] | US Downward Scenario [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting			30.20%
Baseline [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		41.00%
Baseline [Member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		36.00%
Baseline [Member] | GDP [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	1.70%		1.80%
Baseline [Member] | GDP [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	2.10%		2.10%
Baseline [Member] | GDP [member] | US Downward Scenario [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting			1.70%
Baseline [Member] | GDP [member] | US Downward Scenario [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting			3.70%
Baseline [Member] | Unemployment [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	4.30%		4.60%
Baseline [Member] | Unemployment [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	3.70%		4.10%
Baseline [Member] | Unemployment [member] | US Downward Scenario [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting			4.30%
Baseline [Member] | Unemployment [member] | US Downward Scenario [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting			3.40%
Baseline [Member] | HPI [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[3]	3.20%		2.80%
Baseline [Member] | HPI [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[3]	4.10%		3.40%
Baseline [Member] | HPI [member] | US Downward Scenario [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting			3.20%
Baseline [Member] | HPI [member] | US Downward Scenario [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting			30.20%
Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		23.00%
Downside 1 [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		11.00%
Downside 1 [member] | GDP [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	0.30%		(0.60%)
Downside 1 [member] | GDP [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	0.40%		(1.00%)
Downside 1 [member] | GDP [member] | US Downward Scenario [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting			0.30%
Downside 1 [member] | GDP [member] | US Downward Scenario [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting			0.40%
Downside 1 [member] | Unemployment [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	5.70%		5.50%
Downside 1 [member] | Unemployment [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	5.20%		5.00%
Downside 1 [member] | Unemployment [member] | US Downward Scenario [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting			5.70%
Downside 1 [member] | Unemployment [member] | US Downward Scenario [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting			5.20%
Downside 1 [member] | HPI [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[3]	(0.50%)		(9.20%)
Downside 1 [member] | HPI [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[3]	0.00%		(2.10%)
Downside 1 [member] | HPI [member] | US Downward Scenario [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting			(0.50%)
Downside 1 [member] | HPI [member] | US Downward Scenario [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting			0.00%
Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		3.00%
Downside 2 [member] | US Downward Scenario [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting		2.00%
Downside 2 [member] | GDP [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	(4.10%)		(5.20%)
Downside 2 [member] | GDP [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[1]	(3.30%)		(5.20%)
Downside 2 [member] | GDP [member] | US Downward Scenario [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting			(4.10%)
Downside 2 [member] | GDP [member] | US Downward Scenario [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting			(3.30%)
Downside 2 [member] | Unemployment [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	8.80%		9.00%
Downside 2 [member] | Unemployment [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[2]	8.40%		9.60%
Downside 2 [member] | Unemployment [member] | US Downward Scenario [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting			8.80%
Downside 2 [member] | Unemployment [member] | US Downward Scenario [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting			8.40%
Downside 2 [member] | HPI [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[3]	(32.10%)		(35.10%)
Downside 2 [member] | HPI [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	[3]	(17.40%)		(20.20%)
Downside 2 [member] | HPI [member] | US Downward Scenario [member] | United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting			(32.10%)
Downside 2 [member] | HPI [member] | US Downward Scenario [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting			(17.40%)

[1]	Highest annual growth in Upside scenarios; 5 - y ea r average in Baseline; lowest annual growth in Downside scenarios.
[2]	Lowest point in Upside scenarios; 5 - y ea r average in Baseline; highest point in Downside scenarios.
[3]	5 - y ea r cumulative growth in Upside scenarios; 5 - y ea r average in Baseline; cumulative fall (peak-to-trough) in Downside scenarios.